INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 88
The following table presents the components of the partnership’s intangible assets as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Cost	$1,132	$1,017
Accumulated amortization	(70)	(51)
Total intangible assets	$1,062	$966

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2023 and the year ended December 31, 2022:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Balance, beginning of period	$966	$964
Acquisitions	5	5
Amortization	(13)	(8)
Manager Reorganization(1)	—	108
Acquisition of Foreign Investments(1)	60	—
Foreign currency translation	45	(103)
Impact of deconsolidation due to loss of control and other(1)	(1)	—
Balance, end of period	$1,062	$966
(1)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.